Entity contact information	12 Months Ended
Dec. 31, 2024
Entity Addresses [Table]
Entity Address Line 1	Taunusanlage 12
Entity Postal Code	60325
Entity City	Frankfurt am Main
Entity Country Address	DE
Business Contact [Member]
Entity Addresses [Table]
Entity Address Line 1	Taunusanlage 12
Entity Postal Code	60325
Entity City	Frankfurt am Main
Entity Country Address	DE
Contact Personnel Name	Andrea Schriber
Country Telephone Code	49
Area Telephone Code	69
Local Phone number	910-40493
Contact Personnel email Address	andrea.schriber@db.com